Cash and cash equivalents and investment securities - Summary of Investments in Short-Term Debt Securities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 139	$ 115
Investment on debt securities	22	22
Non-current investments	161	137
Investment on debt securities	374	396
Current investments	$ 374	$ 396